Financial Instruments	6 Months Ended
Jun. 30, 2018
Financial Instruments [Abstract]
Financial Instruments

Note 6 - Financial Instruments

A.	The carrying amounts of certain financial assets and liabilities including cash and cash equivalents, short-term deposits, other current assets, accounts and other payables are the same or proximate to their fair value.

B.	Fair value hierarchy of financial instruments measured at fair value:

Details regarding fair value measurement at Level 3 at June 30, 2018:

Financial instrument	Valuation method for determining fair value	Significant unobservable inputs

Warrants issued June 5, 2018	Black - Scholes	expected term	5.5 years
		expected volatility	115.67%
		annual risk free interest	2.84%
		dividend yield	0%

Warrants issued July 14, 2017	Black - Scholes	expected term	4.5 years
		expected volatility	109.05%
		annual risk free interest	2.75%
		dividend yield	0%